INCOME TAX (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	$ 16,999	$ 23,036
Business combinations		2,499
Discontinuance of consolidation	(521)
Changes recognized in profit or Loss	(4,864)	(5,565)
Effect of change in tax rate	30	255
Changes recognized in equity	(5)	(3,226)
Balance of deferred tax asset (liability)	11,639	16,999
Intangible Assets and R&D expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(11,694)	(5,587)
Business combinations		(11,313)
Discontinuance of consolidation	168
Changes recognized in profit or Loss	(524)	5,019
Effect of change in tax rate	0	0
Changes recognized in equity	(79)	187
Balance of deferred tax asset (liability)	(12,129)	(11,694)
Employees Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	7,246	12,074
Business combinations		1,502
Discontinuance of consolidation	(57)
Changes recognized in profit or Loss	(3,837)	(2,927)
Effect of change in tax rate	30	14
Changes recognized in equity	(34)	(3,417)
Balance of deferred tax asset (liability)	3,348	7,246
Carryforward Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	15,419	9,835
Business combinations		7,857
Discontinuance of consolidation	0
Changes recognized in profit or Loss	411	(2,486)
Effect of change in tax rate	0	237
Changes recognized in equity	102	(24)
Balance of deferred tax asset (liability)	15,932	15,419
Accrued Expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	1,693	2,939
Business combinations		1,322
Discontinuance of consolidation	(532)
Changes recognized in profit or Loss	(960)	(2,590)
Effect of change in tax rate	0	0
Changes recognized in equity	6	22
Balance of deferred tax asset (liability)	207	1,693
Doubtful Debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	2,751	3,099
Business combinations		973
Discontinuance of consolidation	(99)
Changes recognized in profit or Loss	643	(1,332)
Effect of change in tax rate	0	0
Changes recognized in equity	0	11
Balance of deferred tax asset (liability)	3,295	2,751
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	1,584	676
Business combinations		2,158
Discontinuance of consolidation	(1)
Changes recognized in profit or Loss	(597)	(1,249)
Effect of change in tax rate	0	4
Changes recognized in equity	0	(5)
Balance of deferred tax asset (liability)	$ 986	$ 1,584